Pay vs Performance Disclosure U_pure in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As described in greater detail in "Compensation Discussion and Analysis," our executive compensation program reflects a variable "pay-for-performance" philosophy. The performance measures that we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our Named Executive Officers to increase the value of our enterprise for our stockholders.

The following table sets forth information regarding the compensation provided to our principal executive officer (the "CEO/PEO") and our other Named Executive Officers (the "Non-PEO Named Executive Officers") and our performance during the last five fiscal years.

Year(1)	Summary Compensation Table Total for CEO/PEO ($)	Compensation Actually Paid to CEO/PEO ($)(2)	Average Summary Compensation Table for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:		Net Loss ($ thousands)	Total Revenue ($ thousands)(6)
					Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)
2025	10,260,507	29,728,986	4,843,850	12,897,432	191.9	155.06	(143,358)	764,155
2024	6,221,699	4,059,404	2,853,274	2,750,657	24.74	73.30	(162,123)	611,562
2023	9,477,979	23,339,656	3,432,342	5,474,297	108.32	123.64	(186,638)	482,262
2022	5,948,299	7,374,460	2,283,006	3,044,347	69.42	99.22	(151,293)	350,867
2021	5,266,839	8,273,363	2,844,858	3,144,984	56.45	138.28	(143,032)	243,212
(1)
The footnotes and supplemental tables below detail the individual adjustments made to arrive at the compensation figures presented above for both the CEO/PEO and Non-PEO Named Executive Officers:

Year	CEO/PEO	Non-PEO/NEOs
2025	Patrick S. Miles	J. Todd Koning, Craig E. Hunsaker, David P. Sponsel, Scott Lish
2024	Patrick S. Miles	J. Todd Koning, Craig E. Hunsaker, David P. Sponsel, Scott Lish
2023	Patrick S. Miles	J. Todd Koning, Craig E. Hunsaker, David P. Sponsel, Scott Lish
2022	Patrick S. Miles	J. Todd Koning, Craig E. Hunsaker, David P. Sponsel, Eric Dasso
2021	Patrick S. Miles	J. Todd Koning, Craig E. Hunsaker, David P. Sponsel

(2)
"Compensation Actually Paid" to the CEO/PEO reflects the following adjustments from Total Compensation reported in the applicable Summary Compensation Table:

Adjustments to Determine Compensation "Actually Paid" for CEO/PEO	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Reported in Summary Compensation Table	10,260,507	6,221,699	9,477,979	5,948,299	5,266,839
Less Amounts Reported under the "Stock Awards Column" in the Summary Compensation Table	8,859,650	5,028,680	7,687,586	4,356,657	3,696,750
Less Amounts Reported under the "Option Awards" Column in the Summary Compensation Table	—	—	—	—	—
Plus the Fair Value of Awards Granted during covered year that Remain Unvested as of Year-end	20,043,299	5,256,064	10,134,386	6,510,735	10,572,750
Plus the Fair Value of Awards Granted during covered year that Vested during covered year	1,337,803	—	—	—	—
Plus the Change in Fair Value from prior Year-end to current Year-end of Awards Granted prior to covered year that were Outstanding and Unvested as of Year-end	5,837,871	(2,428,632)	1,802,804	1,116,353	(4,423,380)
Plus the Change in Fair Value from prior Year-end to Vesting Date of Awards Granted prior to covered year that Vested during covered year	1,109,157	38,953	9,612,073	(1,844,270)	553,904
Total Adjustments	27,933,827	(2,162,295)	13,861,677	1,426,161	3,006,524
Compensation Actually Paid	29,728,986	4,059,404	23,339,656	7,374,460	8,273,363
(3)
The average "Compensation Actually Paid" to the Non-PEO Named Executive Officers reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

Adjustments to Determine Average Compensation "Actually Paid" for Non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Reported in Summary Compensation Table	4,843,850	2,853,274	3,432,342	2,283,006	2,844,858
Less Amounts Reported under the "Stock Awards Column" in the Summary Compensation Table	3,774,308	2,147,889	2,489,639	1,389,695	2,067,800
Less Amounts Reported under the "Option Awards" Column in the Summary Compensation Table	—	—	—	—	—
Plus the Fair Value of Awards Granted during covered year that Remain Unvested as of Year-end	8,457,478	2,672,975	3,340,773	2,076,807	2,971,800
Plus the Fair Value of Awards Granted during covered year that Vested during covered year	755,482	—	—	—	—
Plus the Change in Fair Value from prior Year-end to current Year-end of Awards Granted prior to covered year that were Outstanding and Unvested as of Year-end	2,211,854	(1,476,084)	537,648	266,411	(697,232)
Plus the Change in Fair Value from prior Year-end to Vesting Date of Awards Granted prior to covered year that Vested during covered year	403,076	848,381	653,173	(192,182)	93,358
Total Adjustments	11,200,022	(102,617)	2,041,955	761,341	300,126
Compensation Actually Paid	12,897,432	2,750,657	5,474,297	3,044,347	3,144,984

(4)
Reflects total shareholder return indexed to $100 invested on December 31, 2020.
(5)
Reflects total shareholder return indexed to $100 invested on December 31, 2020 for the Nasdaq Medical Equipment Index, which is an industry line peer group reported in the performance graph included in the Company's 2025 Annual Report on Form 10-K, and assuming reinvestment of all dividends, where applicable.
(6)
Total Revenue, which is a GAAP measure, represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to our Named Executive Officers, including our CEO, for the most recently completed fiscal year to the Company's performance.

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote
(1)
The footnotes and supplemental tables below detail the individual adjustments made to arrive at the compensation figures presented above for both the CEO/PEO and Non-PEO Named Executive Officers:

Year	CEO/PEO	Non-PEO/NEOs
2025	Patrick S. Miles	J. Todd Koning, Craig E. Hunsaker, David P. Sponsel, Scott Lish
2024	Patrick S. Miles	J. Todd Koning, Craig E. Hunsaker, David P. Sponsel, Scott Lish
2023	Patrick S. Miles	J. Todd Koning, Craig E. Hunsaker, David P. Sponsel, Scott Lish
2022	Patrick S. Miles	J. Todd Koning, Craig E. Hunsaker, David P. Sponsel, Eric Dasso
2021	Patrick S. Miles	J. Todd Koning, Craig E. Hunsaker, David P. Sponsel

Peer Group Issuers, Footnote
(5)
Reflects total shareholder return indexed to $100 invested on December 31, 2020 for the Nasdaq Medical Equipment Index, which is an industry line peer group reported in the performance graph included in the Company's 2025 Annual Report on Form 10-K, and assuming reinvestment of all dividends, where applicable.

PEO Total Compensation Amount	$ 10,260,507	$ 6,221,699	$ 9,477,979	$ 5,948,299	$ 5,266,839
PEO Actually Paid Compensation Amount	$ 29,728,986	4,059,404	23,339,656	7,374,460	8,273,363
Adjustment To PEO Compensation, Footnote
(2)
"Compensation Actually Paid" to the CEO/PEO reflects the following adjustments from Total Compensation reported in the applicable Summary Compensation Table:

Adjustments to Determine Compensation "Actually Paid" for CEO/PEO	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Reported in Summary Compensation Table	10,260,507	6,221,699	9,477,979	5,948,299	5,266,839
Less Amounts Reported under the "Stock Awards Column" in the Summary Compensation Table	8,859,650	5,028,680	7,687,586	4,356,657	3,696,750
Less Amounts Reported under the "Option Awards" Column in the Summary Compensation Table	—	—	—	—	—
Plus the Fair Value of Awards Granted during covered year that Remain Unvested as of Year-end	20,043,299	5,256,064	10,134,386	6,510,735	10,572,750
Plus the Fair Value of Awards Granted during covered year that Vested during covered year	1,337,803	—	—	—	—
Plus the Change in Fair Value from prior Year-end to current Year-end of Awards Granted prior to covered year that were Outstanding and Unvested as of Year-end	5,837,871	(2,428,632)	1,802,804	1,116,353	(4,423,380)
Plus the Change in Fair Value from prior Year-end to Vesting Date of Awards Granted prior to covered year that Vested during covered year	1,109,157	38,953	9,612,073	(1,844,270)	553,904
Total Adjustments	27,933,827	(2,162,295)	13,861,677	1,426,161	3,006,524
Compensation Actually Paid	29,728,986	4,059,404	23,339,656	7,374,460	8,273,363

Non-PEO NEO Average Total Compensation Amount	$ 4,843,850	2,853,274	3,432,342	2,283,006	2,844,858
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,897,432	2,750,657	5,474,297	3,044,347	3,144,984
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The average "Compensation Actually Paid" to the Non-PEO Named Executive Officers reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

Adjustments to Determine Average Compensation "Actually Paid" for Non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Reported in Summary Compensation Table	4,843,850	2,853,274	3,432,342	2,283,006	2,844,858
Less Amounts Reported under the "Stock Awards Column" in the Summary Compensation Table	3,774,308	2,147,889	2,489,639	1,389,695	2,067,800
Less Amounts Reported under the "Option Awards" Column in the Summary Compensation Table	—	—	—	—	—
Plus the Fair Value of Awards Granted during covered year that Remain Unvested as of Year-end	8,457,478	2,672,975	3,340,773	2,076,807	2,971,800
Plus the Fair Value of Awards Granted during covered year that Vested during covered year	755,482	—	—	—	—
Plus the Change in Fair Value from prior Year-end to current Year-end of Awards Granted prior to covered year that were Outstanding and Unvested as of Year-end	2,211,854	(1,476,084)	537,648	266,411	(697,232)
Plus the Change in Fair Value from prior Year-end to Vesting Date of Awards Granted prior to covered year that Vested during covered year	403,076	848,381	653,173	(192,182)	93,358
Total Adjustments	11,200,022	(102,617)	2,041,955	761,341	300,126
Compensation Actually Paid	12,897,432	2,750,657	5,474,297	3,044,347	3,144,984

Compensation Actually Paid vs. Total Shareholder Return	PEO and Average Non-PEO Named Executive Officer Compensation Actually Paid Versus TSR (in thousands except for TSR, assuming $100 invested on December 31, 2020)
Compensation Actually Paid vs. Net Income	PEO and Average Non-PEO Named Executive Officer Compensation Actually Paid Versus Net Loss (in thousands)
Compensation Actually Paid vs. Company Selected Measure	PEO and Average Non-PEO Named Executive Officer Compensation Actually Paid Versus Total Revenue (in thousands)
Tabular List, Table

Pay Versus Performance Tabular List of Most Important Financial Performance Measures for All Named Executive Officers for 2025

As described in greater detail in the "Compensation Discussion and Analysis" included in this proxy statement, our executive compensation program reflects a "pay-for-performance" philosophy. The most important financial performance measures we use to link executive compensation actually paid to our Named Executive Officers to our performance, for the most recently completed fiscal year are as follows:

•
Total revenue
•
Adjusted EBITDA

Total Shareholder Return Amount	$ 191.9	24.74	108.32	69.42	56.45
Peer Group Total Shareholder Return Amount	155.06	73.3	123.64	99.22	138.28
Net Income (Loss)	$ (143,358,000)	$ (162,123,000)	$ (186,638,000)	$ (151,293,000)	$ (143,032,000)
Company Selected Measure Amount	764,155	611,562	482,262	350,867	243,212
PEO Name	Patrick S. Miles	Patrick S. Miles	Patrick S. Miles	Patrick S. Miles	Patrick S. Miles
Non Peo Name	J. Todd Koning, Craig E. Hunsaker, David P. Sponsel, Scott Lish	J. Todd Koning, Craig E. Hunsaker, David P. Sponsel, Scott Lish	J. Todd Koning, Craig E. Hunsaker, David P. Sponsel, Scott Lish	J. Todd Koning, Craig E. Hunsaker, David P. Sponsel, Eric Dasso	J. Todd Koning, Craig E. Hunsaker, David P. Sponsel
Measure:: 1
Pay vs Performance Disclosure
Name	Total revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 27,933,827	$ (2,162,295)	$ 13,861,677	$ 1,426,161	$ 3,006,524
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,859,650)	(5,028,680)	(7,687,586)	(4,356,657)	(3,696,750)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,043,299	5,256,064	10,134,386	6,510,735	10,572,750
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,837,871	(2,428,632)	1,802,804	1,116,353	(4,423,380)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,337,803
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,109,157	38,953	9,612,073	(1,844,270)	553,904
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,200,022	(102,617)	2,041,955	761,341	300,126
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,774,308)	(2,147,889)	(2,489,639)	(1,389,695)	(2,067,800)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,457,478	2,672,975	3,340,773	2,076,807	2,971,800
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,211,854	(1,476,084)	537,648	266,411	(697,232)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	755,482
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 403,076	$ 848,381	$ 653,173	$ (192,182)	$ 93,358